New and amended IFRS standards (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Reconciliation of operating lease obligations under previous accounting policy as compared to initial application of IFRS 16
The following table reconciles the Group's operating lease obligations at December 31, 2018, as computed under the Group's previous accounting policy with the lease obligations recognized on initial application of IFRS 16 at January 1, 2019.

(in KUSD)

Operating lease commitments at December 31, 2018	4,378

Discounted at the incremental borrowing rate as at January 1, 2019	3,976
Short-term leases recognized on a straight-line basis as expenses	(15)
Low-value leases recognized on a straight-line basis as expenses	—
Extension options reasonably certain to be exercised	1,462
Lease obligations recognized at January 1, 2019	5,423

Of which are:
Lease liabilities (short-term)	924
Lease liabilities (long-term)	4,499